Document Type Document	Mar. 13, 2020
Document information [Abstract]
Entity Ex Transition Period	true
Entity Central Index Key	0001498068
Entity Emerging Growth Company	true
Title of 12(b) Security	Common Stock, $0.01 par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2170749
Local Phone Number	922-3080
Document Type	8-K
Document Period End Date	Mar. 13, 2020
Entity Registrant Name	American Renal Associates Holdings, Inc.
City Area Code	978
Entity Address, Address Line One	500 Cummings Center
Entity Address, City or Town	Beverly,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01915
Trading Symbol	ARA
Security Exchange Name	NYSE
Amendment Flag	false
Entity File Number	001-37751